Income Tax Benefits (Details)	6 Months Ended
Jun. 30, 2026 HKD ($)
Income Tax Benefits [Line Items]
Applicable tax rate	16.50%
Assessable profits (in Dollars)	$ 2,000,000
Percentage of concession tax rate	15.00%
Percentage of pre-tax deduction for research and development expenses	75.00%
Hong Kong [Member]
Income Tax Benefits [Line Items]
Applicable tax rate	8.25%
Assessable profits (in Dollars)	$ 2,000,000
PRC [Member]
Income Tax Benefits [Line Items]
Percentage of income tax rate	25.00%
Preferential effective tax rates	10.00%
Minimum [Member]
Income Tax Benefits [Line Items]
Applicable tax rate	16.50%
Preferential effective tax rates	2.50%
Maximum [Member]
Income Tax Benefits [Line Items]
Preferential effective tax rates	5.00%